Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contigencies [Line Items]
Long-Term Contracts, Contract Price	$ 4,418	$ 15,126
Long-Term Contracts, Commitments Amount	3,980	13,876
Security Deposit	995	683
Operating Leases, Rent Expense, Net	2,652	1,812	1,223
Contractual Obligation	$ 86,522	$ 121,010
Lease Expiration Period	The lease arrangement will expire gradually from 2014 to 2024.
Minimum [Member]
Commitments and Contigencies [Line Items]
Sales Commissions Percentage	0.50%
Maximum [Member]
Commitments and Contigencies [Line Items]
Sales Commissions Percentage	5.00%